Operating expenses - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Curiosity China
Disclosure Of Business Combinations [Line Items]
Gain (loss) recognized on revaluation	$ (1,600,000)
Chalhoub
Disclosure Of Business Combinations [Line Items]
Gain (loss) recognized on revaluation	$ 44,800,000